Income tax (Tables)	6 Months Ended
Mar. 31, 2021
Income tax
Schedule of income tax reconciled to profit before income tax

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20
Profit before income tax	5,061	2,081	2,185	143	132
Tax at the Australian company tax rate of 30%	1,518	624	656	143	131
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	28	26	30	8	(7)
Life insurance:
Tax adjustment on policyholder earnings	2	7	(24)	(71)	large
Adjustment for life business tax rates	—	—	1	—	(100)
Other non-assessable items	(2)	(2)	(1)	—	100
Other non-deductible items	76	290	295	(74)	(74)
Adjustment for overseas tax rates	(10)	6	10	large	large
Income tax (over)/under provided in prior periods	2	1	—	100	—
Other items	2	28	27	(93)	(93)
Total income tax expense	1,616	980	994	65	63
Effective income tax rate	31.93%	47.09%	45.49%	large	large